Finance Income and Expenses	12 Months Ended
Dec. 31, 2017
Finance income and expenses [abstract]
Finance income and expenses
9	Finance income and expenses

	2015 RMB’000	2016 RMB’000	2017 RMB’000
Interest income	49,302	133,484	268,379
Net foreign exchange gain	—	3,818	—

Finance income	49,302	137,302	268,379

Interest on bank and other borrowings	(215,460)	(56,080)	(55,188)
Less: amounts capitalized on qualifying assets	3,518	2,463	804

Net interest expense	(211,942)	(53,617)	(54,384)
Net foreign exchange loss	(81,139)	—	(6,663)

Finance expenses	(293,081)	(53,617)	(61,047)

Finance (expenses)/income - net	(243,779)	83,685	207,332